CONSOLIDATED STATEMENTS OF STOCKHOLDERS EQUITY (USD $)	Common Stock [Member]	Additional Paid-In Capital [Member]	Statutory Reserve [Member]	Accumulated Other Comprehensive Income [Member]	Retained Income [Member]	Total
Beginning Balance at Dec. 31, 2009	$ 9,850	$ 2,655,041		$ 806,818	$ 27,633,336	$ 31,105,045
Beginning Balance (Shares) at Dec. 31, 2009	9,850,000
Issuance of shares for reverse merger	150	(150)
Issuance of shares for reverse merger (Shares)	150,000
Stock-based compensation		519,006				519,006
Allocation of statutory reserve			1,475,198		(1,475,198)
Foreign currency translation				1,359,726		1,359,726
Net income					11,335,663	11,335,663
Ending Balance at Dec. 31, 2010	10,000	3,173,897	1,475,198	2,166,544	37,493,801	44,319,440
Ending Balance (Shares) at Dec. 31, 2010	10,000,000
Stock-based compensation		20,761				20,761
Foreign currency translation				1,953,352		1,953,352
Net income					11,194,248	11,194,248
Issuance of common stock	50					50
Issuance of common stock (Shares)	50,418
Ending Balance at Dec. 31, 2011	$ 10,050	$ 3,194,658	$ 1,475,198	$ 4,119,896	$ 48,688,049	$ 57,487,851
Ending Balance (Shares) at Dec. 31, 2011	10,050,418